Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Lease Obligations [Abstract]
Schedule of Future Minimum Rental Payments Under Noncancelable Operating Lease Arrangements

The following table summarizes the future minimum rental payments under noncancelable operating lease arrangements in effect at December 31, 2025 (in thousands):

2026	$15,699
2027	15,495
2028	14,265
2029	4,435
2030	4,088
Thereafter	10,092
Total minimum payments	$64,074
Less: Imputed interest	7,100
Present value of lease liabilities	$56,974